Related parties (Details 3) Share data in Millions, unless otherwise specified	Feb. 28, 2013 CHF	Dec. 31, 2012 CHF	Dec. 31, 2011 CHF	Feb. 28, 2011 Buffer Capital Notes (BCN)	Mar. 29, 2013 Subordinated mandatory and contingent convertible securities (MACCS) CHF	Jul. 31, 2012 Subordinated mandatory and contingent convertible securities (MACCS) CHF	Feb. 28, 2012 Arcapita Bank B.S.C. USD ($)	Feb. 28, 2011 Qatar Investment Authority (QIA) and The Olayan Group Buffer Capital Notes (BCN) USD ($)	Feb. 28, 2011 Qatar Investment Authority (QIA) and The Olayan Group Buffer Capital Notes (BCN) CHF	Jul. 31, 2012 The Olayan Group Buffer Capital Notes (BCN) USD ($)	Dec. 31, 2012 Bank CHF	Dec. 31, 2011 Bank CHF
Related party disclosures
Value of investor securities issued to raise capital						3,800,000,000
Securities without preferential subscription rights purchased by strategic investors						2,000,000,000
Number of convertible shares					233.5
Conversion price of financial securities					16.29
USD tier 1 buffer capital notes that investor agreed to purchase								3,450,000,000
USD holdings of tier 1 capital notes that investors exchanged into buffer capital notes								3,500,000,000		1,725,000,000
Interest rate that is payable on investors USD holdings of tier 1 capital notes (in %)								9.50%	9.50%
Interest rate on USD original holdings of tier 1 capital notes (in %)								11.00%	11.00%
CHF tier 1 buffer capital notes that investor agreed to purchase									2,500,000,000
CHF holdings of tier 1 capital notes that investors exchanged into buffer capital notes									2,500,000,000
Interest rate that is payable on investors CHF holdings of tier 1 capital notes (in %)								9.00%	9.00%
Interest rate on CHF original holdings of tier 1 capital notes (in %)								10.00%	10.00%
Percentage that common equity tier 1 capital falls under that will require buffer capital notes to be converted into ordinary shares								7.00%	7.00%
Amount invested in Plus Bond instruments with thier own funds	9,000,000
Recorded investment, with a specific allowance		1,511,000,000	1,547,000,000				30,000,000				1,188,000,000	1,228,000,000
Amount below which if CET1 ratio falls, the conversion of the tier 1 BCN will be triggered				5.00%
Percentage of volume weighted average market price for the two days preceeding the transation to which the conversion price corresponds						95.00%
Period over which the daily volume weighted average sales price is determined				0 years 0 months 5 days
Call date				5 years 0 months 0 days
Amount of preferential subscription rights exercised by shareholders						1,800,000,000
Securities with preferential subscription rights exercised by shareholders						1,800,000,000